Janus Investment Fund

Janus Government Money Market Fund
Janus Money Market Fund

Supplement dated January 28, 2013
to Currently Effective Prospectuses

The following replaces the corresponding information for each of Janus Government Money Market Fund and Janus Money Market Fund (each, a “Fund”) in the Funds’ Prospectuses.

1.  The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Government Money Market Fund’s Prospectus:

Portfolio Manager: J. Eric Thorderson, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed or co-managed since February 1999.

2.  The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Money Market Fund’s Prospectus:

Portfolio Manager: J. Eric Thorderson, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed or co-managed since February 2004.

3.  The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of each Fund:

Janus Government Money Market Fund

J. Eric Thorderson, CFA, is Executive Vice President and Portfolio Manager of Janus Government Money Market Fund, which he has managed or co-managed since February 1999. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master’s degree in Business Administration from the University of Illinois. Mr. Thorderson holds the Chartered Financial Analyst designation.

Janus Money Market Fund

J. Eric Thorderson, CFA, is Executive Vice President and Portfolio Manager of Janus Money Market Fund, which he has managed or co-managed since February 2004. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master’s degree in Business Administration from the University of Illinois. Mr. Thorderson holds the Chartered Financial Analyst designation.

All references to David Spilsted as Co-Portfolio Manager of either Fund are deleted.

Please retain this Supplement with your records.